Federated Strategic Income Fund
Portfolio of Investments
February 29, 2020 (unaudited)
Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—7.1%
	Basic Industry - Chemicals—0.0%
$135,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	$171,747
	Basic Industry - Metals & Mining—0.0%
200,000	Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	273,728
	Capital Goods - Aerospace & Defense—0.1%
105,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	110,268
160,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	173,227
200,000	Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	212,857
185,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	200,524
35,000	Otis Worldwide Corp., Sr. Unsecd. Note, 144A, 2.565%, 2/15/2030	36,018
200,000	Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	218,391
	TOTAL	951,285
	Capital Goods - Building Materials—0.0%
20,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	21,397
50,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	53,008
90,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	98,579
	TOTAL	172,984
	Capital Goods - Construction Machinery—0.0%
120,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	127,983
	Communications - Cable & Satellite—0.5%
190,000	Charter Communications Operating LLC, 5.375%, 5/1/2047	218,950
2,335,000	Comcast Corp., Sr. Unsecd. Note, 2.650%, 2/1/2030	2,451,380
200,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	217,056
30,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	33,165
400,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	447,941
	TOTAL	3,368,492
	Communications - Media & Entertainment—0.1%
65,000	Fox Corp., Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	76,272
100,000	Fox Corp., Sr. Unsecd. Note, 144A, 5.576%, 1/25/2049	134,603
300,000	Walt Disney Co., Sr. Unsecd. Note, 3.000%, 9/15/2022	312,501
	TOTAL	523,376
	Communications - Telecom Wireless—0.1%
250,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	280,550
140,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	174,840
100,000	Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	127,343
	TOTAL	582,733
	Communications - Telecom Wirelines—0.1%
150,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	169,089
200,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	260,843
227,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	301,946
	TOTAL	731,878
	Consumer Cyclical - Automotive—0.4%
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	100,045
60,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	60,556
3,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 3.000%, 2/10/2027	3,075,320

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$120,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	$125,216
	TOTAL	3,361,137
	Consumer Cyclical - Retailers—0.5%
2,830,000	Alimentation Couche-Tard, Inc., 144A, 2.950%, 1/25/2030	2,916,257
100,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	99,577
175,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	215,690
100,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	106,146
120,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	129,827
	TOTAL	3,467,497
	Consumer Cyclical - Services—0.1%
250,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	274,125
200,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	225,613
100,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	116,166
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	85,313
	TOTAL	701,217
	Consumer Non-Cyclical - Food/Beverage—0.5%
200,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	247,496
2,210,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	2,325,665
100,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	130,894
100,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 5.085%, 5/25/2048	127,634
140,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	129,529
125,000	PepsiCo, Inc., 2.750%, 4/30/2025	132,498
300,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 6/15/2022	318,082
	TOTAL	3,411,798
	Consumer Non-Cyclical - Health Care—0.3%
2,285,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	2,395,472
45,000	DH Europe Finance II S.a r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	46,792
100,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	105,232
	TOTAL	2,547,496
	Consumer Non-Cyclical - Pharmaceuticals—0.5%
90,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 3.200%, 11/21/2029	95,120
95,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 4.250%, 11/21/2049	107,567
150,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	152,695
200,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	229,825
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	224,020
75,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 3.400%, 7/26/2029	84,083
55,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 4.250%, 10/26/2049	70,853
2,500,000	Eli Lilly & Co., Sr. Unsecd. Note, 1.000%, 6/2/2022	2,830,108
90,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	101,124
	TOTAL	3,895,395
	Consumer Non-Cyclical - Supermarkets—0.0%
150,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	170,254
	Consumer Non-Cyclical - Tobacco—0.0%
100,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	126,953
	Energy - Independent—0.4%
150,000	Apache Corp., Sr. Unsecd. Note, 4.250%, 1/15/2030	156,159
175,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	181,788
200,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 1/15/2026	223,746

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$2,010,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	$2,038,500
170,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.550%, 3/15/2026	192,189
		TOTAL	2,792,382
		Energy - Integrated—0.0%
70,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	81,976
		Energy - Midstream—0.2%
145,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	154,165
300,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	327,058
100,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	100,129
200,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	250,833
100,000		ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	112,092
115,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	122,621
		TOTAL	1,066,898
		Energy - Refining—0.0%
105,000		Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	114,231
		Financial Institution - Banking—1.4%
150,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	164,420
300,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.300%, 1/11/2023	313,792
1,645,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	1,723,077
250,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	272,541
200,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	204,817
65,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	69,635
2,945,000		Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	3,100,349
270,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	292,165
270,000		Citizens Financial Group, Inc., Sub. Note, 4.300%, 12/3/2025	301,581
200,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	215,752
55,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	55,601
100,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	114,434
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	551,114
200,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.262%, 3/13/2023	205,697
200,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	204,428
250,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	274,579
1,935,000		PNC Bank National Association, Series BKNT, 2.700%, 10/22/2029	2,010,111
157,066	[1]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	117,799
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	216,296
350,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	371,371
150,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	156,782
		TOTAL	10,936,341
		Financial Institution - Insurance - Life—0.1%
200,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	223,159
200,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	218,527
150,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	212,831
180,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	202,321
		TOTAL	856,838
		Financial Institution - Insurance - P&C—0.0%
45,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	48,821
		Financial Institution - REIT - Apartment—0.1%
195,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	215,155

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—continued
$125,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	$132,848
	TOTAL	348,003
	Financial Institution - REIT - Healthcare—0.4%
100,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	111,595
2,485,000	Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	2,582,850
	TOTAL	2,694,445
	Financial Institution - REIT - Office—0.1%
90,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	99,883
50,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	56,191
175,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	206,757
	TOTAL	362,831
	Financial Institution - REIT - Other—0.0%
135,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	147,695
	Financial Institution - REIT - Retail—0.0%
80,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	90,690
	Technology—0.2%
100,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	129,571
85,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	88,029
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	234,363
35,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.750%, 5/21/2029	39,499
75,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	82,136
350,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.450%, 12/15/2024	362,456
40,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	42,311
125,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	141,944
80,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	91,748
	TOTAL	1,212,057
	Transportation - Railroads—0.0%
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	66,710
	Transportation - Services—0.4%
100,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	101,179
2,500,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 11/1/2024	2,605,649
200,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.950%, 3/10/2025	218,271
140,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	143,652
	TOTAL	3,068,751
	Utilities—0.2%
1,550,000	Dominion Energy, Inc., Jr. Sub. Note, 2.715%, 8/15/2021	1,575,193
	Utility - Electric—0.3%
400,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2068	421,278
200,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	231,480
300,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	315,946
40,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	50,318
140,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	180,392
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	116,241
105,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.150%, 4/1/2024	111,342
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	76,506
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 6/15/2022	315,595
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	268,776

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$140,000		Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	$154,414
		TOTAL	2,242,288
		Utility - Natural Gas—0.2%
1,410,000		Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series B, 3.000%, 11/15/2029	1,477,224
65,000		Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series C, 3.900%, 11/15/2049	70,951
120,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	145,231
		TOTAL	1,693,406
		TOTAL CORPORATE BONDS (IDENTIFIED COST $50,801,438)	53,985,509
		ASSET-BACKED SECURITIES—1.2%
		Auto Receivables—0.8%
1,875,000		Drive Auto Receivables Trust 2020-1, Class C, 2.360%, 3/16/2026	1,906,586
1,100,000		Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	1,119,774
3,295,000		Santander Retail Auto Lease Trust 2020-A, Class D, 3.150%, 11/20/2024	3,300,354
		TOTAL	6,326,714
		Credit Card—0.2%
750,000		Master Credit Card Trust 2020-1A, Class B, 2.340%, 9/21/2024	763,199
675,000		Trillium Credit Card Trust II 2020-1A, Class B, 2.331%, 12/27/2024	681,076
		TOTAL	1,444,275
		Student Loans—0.2%
1,400,000		Social Professional Loan Program LLC 2020-A, Class A2FX, 2.540%, 5/15/2046	1,453,788
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $9,092,722)	9,224,777
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.2%
		Agency Commercial Mortgage-Backed Securities—0.2%
1,000,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.619%, 11/25/2045	1,047,300
390,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.720%, 10/25/2048	418,192
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,373,525)	1,465,492
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.4%
		Commercial Mortgage—2.6%
810,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	948,249
500,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	595,092
1,500,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	1,742,350
675,000		Benchmark Mortgage Trust 2019-B11, Class A5, 3.542%, 5/15/2052	761,347
1,128,389		Benchmark Mortgage Trust 2019-B12, Class A1, 2.256%, 8/15/2052	1,149,072
5,400,000		Benchmark Mortgage Trust 2019-B12, Class A5, 3.116%, 8/15/2052	5,919,970
1,600,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,679,042
2,100,000		Commercial Mortgage Trust 2013-LC6, Class AM, 3.282%, 1/10/2046	2,185,266
1,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	1,072,581
625,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 8/10/2049	668,680
1,500,000		JPMBB Commercial Mortgage Securities Trust 2015-C28, Class AS, 3.532%, 10/15/2048	1,601,187
1,000,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	1,036,907
		TOTAL	19,359,743
		Federal Home Loan Mortgage Corporation—0.1%
800,000		FHLMC REMIC, Series K070, Class A2, 3.303%, 11/25/2027	893,336

Principal Amount, Shares or Contracts			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—0.7%
$5,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	$5,316,091
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $24,269,008)	25,569,170
		COMMON STOCKS—2.2%
		Auto Components—0.2%
57,458	[3]	American Axle & Manufacturing Holdings, Inc.	363,709
50,081		Goodyear Tire & Rubber Co.	485,035
5,575		Lear Corp.	619,940
		TOTAL	1,468,684
		Chemicals—0.1%
19,475	[3]	Koppers Holdings, Inc.	425,723
		Communications Equipment—0.1%
10,425	[3]	Lumentum Holdings, Inc.	811,273
		Containers & Packaging—0.3%
3,200	[3]	Crown Holdings, Inc.	225,600
53,168		Graphic Packaging Holding Co.	718,831
49,106		O-I Glass, Inc.	530,345
22,198		WestRock Co.	738,084
		TOTAL	2,212,860
		Electronic Equipment Instruments & Components—0.1%
54,765	[3]	TTM Technologies, Inc.	711,397
		Equity Real Estate Investment Trusts (REITs)—0.1%
17,830		Gaming and Leisure Properties, Inc.	796,466
		Gas Utilities—0.1%
31,601		Suburban Propane Partners LP	618,432
		Hotels Restaurants & Leisure—0.2%
27,275		Boyd Gaming Corp.	728,515
34,300		Red Rock Resorts, Inc.	706,923
16,730		Six Flags Entertainment Corp.	422,935
		TOTAL	1,858,373
		Independent Power and Renewable Electricity Producers—0.1%
16,940		NRG Energy, Inc.	562,577
20,995		Vistra Energy Corp.	403,734
		TOTAL	966,311
		Machinery—0.1%
13,205		Altra Holdings, Inc.	397,735
		Media—0.3%
26,080	[3]	Altice USA, Inc.	674,429
58,470		Emerald Holding, Inc.	401,104
158,560		Entercom Communication Corp.	550,203
27,745	[3]	iHeartMedia, Inc.	419,227
		TOTAL	2,044,963
		Metals & Mining—0.1%
10,530		Compass Minerals International, Inc.	574,411
50,565		Teck Resources Ltd.	511,718
		TOTAL	1,086,129
		Oil Gas & Consumable Fuels—0.3%
22,220		Enviva Partners LP/Enviva Partners Finance Corp.	841,471

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS—continued
		Oil Gas & Consumable Fuels—continued
40,039		Parsley Energy, Inc.	$536,523
24,805		Sunoco LP	670,479
43,420	[3]	WPX Energy, Inc.	405,109
		TOTAL	2,453,582
		Pharmaceuticals—0.0%
5,607	[3]	Mallinckrodt PLC	23,998
		Specialty Retail—0.0%
72,432	[3]	Party City Holdco, Inc.	144,140
		Technology Hardware Storage & Peripherals—0.1%
13,500	[3]	Dell Technologies, Inc.	546,210
11,060	[3]	NCR Corp.	278,712
		TOTAL	824,922
		Textiles Apparel & Luxury Goods—0.0%
23,530		Hanesbrands, Inc.	311,537
		TOTAL COMMON STOCKS (IDENTIFIED COST $20,840,327)	17,156,525
		PREFERRED STOCK—0.0%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
40,000	[1,3,4]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $3,400)	400
		U.S. TREASURIES—13.9%
		U.S. Treasury Bonds—1.8%
12,000,000	[5]	United States Treasury Bond, 2.375%, 11/15/2049	13,946,452
		U.S. Treasury Notes—12.1%
15,069,750		U.S. Treasury Inflation-Protected Notes, 0.250%, 7/15/2029	15,846,409
2,547,325		U.S. Treasury Inflation-Protected Notes, 0.500%, 4/15/2024	2,632,583
10,000,000		United States Treasury Note, 1.500%, 9/30/2024	10,252,375
20,000,000		United States Treasury Note, 1.625%, 6/30/2021	20,154,382
7,000,000		United States Treasury Note, 1.625%, 11/15/2022	7,133,711
35,000,000		United States Treasury Note, 1.750%, 12/31/2024	36,332,702
		TOTAL	92,352,162
		TOTAL U.S. TREASURIES (IDENTIFIED COST $102,408,086)	106,298,614
		PURCHASED CALL OPTIONS—0.0%
16,950,000		HSBC EUR CALL/USD PUT, Notional Amount $16,950,000, Exercise Price $1.13, Expiration Date 3/4/2020	1,779
83		Russell 2000 Index, Notional Amount $12,254,369, Exercise Price $1,675, Expiration Date 3/20/2020	13,695
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $176,540)	15,474
		PURCHASED PUT OPTIONS—1.1%
10,000,000		Credit Agricole USD PUT/MXN CALL, Notional Amount $10,000,000, Exercise Price $18.50, Expiration Date 4/24/2020	12,480
10,000		iShares iBoxx High Yield Corporate Bond ETF, Notional Amount $86,040,000, Exercise Price $87.00, Expiration Date 3/20/2020	2,015,000
16,200,000		JPM EUR PUT/USD CALL, Notional Amount $16,200,000, Exercise Price $1.08, Expiration Date 5/14/2020	56,133
15,000,000		JPM USD PUT/ZAR CALL, Notional Amount $15,000,000, Exercise Price $14.00, Expiration Date 4/8/2020	3,510
500		Russell 2000 Index, Notional Amount $73,821,500, Exercise Price $1,600, Expiration Date 3/20/2020	6,225,000
300		United States Treasury Bond Futures, Notional Amount $51,075,000, Exercise Price $151.00, Expiration Date 3/27/2020	4,688
300		United States Treasury Bond Futures, Notional Amount $51,075,000, Exercise Price $160.00, Expiration Date 4/24/2020	107,812
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $2,606,281)	8,424,623
		INVESTMENT COMPANIES—74.4%
16,116,042		Emerging Markets Core Fund	162,449,703

Principal Amount, Shares or Contracts		Value
	INVESTMENT COMPANIES—continued
13,995,000	Federated Government Obligations Fund, Premier Shares, 1.50%[6]	$13,995,000
13,025,296	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.68%[6]	13,030,506
12,991,830	Federated Mortgage Core Portfolio	130,308,055
1,687,070	Federated Project and Trade Finance Core Fund	15,014,927
37,687,472	High Yield Bond Portfolio	232,154,830
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $567,694,629)	566,953,021
	TOTAL INVESTMENT IN SECURITIES—103.5% (IDENTIFIED COST $779,265,956)	789,093,605
	OTHER ASSETS AND LIABILITIES - NET—(3.5)%[7]	(27,008,895)
	TOTAL NET ASSETS—100%	$762,084,710
At February 29, 2020, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
4/14/2020	Bank of America N.A.	148,390,000 ZAR	$10,000,000	$(546,724)
4/14/2020	Bank of America N.A.	227,535,000 ZAR	$15,000,000	$(504,743)
4/30/2020	HSBC BANK USA	14,586,450 CHF	$15,000,000	$179,035
5/7/2020	HSBC BANK USA	27,008,000,000 COP	$8,000,000	$(353,823)
5/20/2020	Morgan Stanley	14,921,569 AUD	$10,000,000	$(265,098)
Contracts Sold:
4/30/2020	HSBC BANK USA	14,547,150 CHF	$15,000,000	$(138,137)
5/21/2020	Barclays Bank PLC Wholesale	776,230,000 JPY	$7,000,000	$(225,146)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(1,854,636)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $754,602 and $299,219, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 29, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
3CBOE VIX Volatility Index Long Futures	800	$15,860,000	July 2020	$(1,112,080)
[3]United States Treasury Note 2-Year Long Futures	10	$2,183,281	June 2020	$12,946
3CBOE VIX Volatility Index Short Futures	800	$18,420,000	April 2020	$1,827,760
[3]United States Treasury Note 10-Year Short Futures	78	$10,510,500	June 2020	$(233,566)
[3]United States Treasury Ultra Bond Short Futures	4	$830,000	June 2020	$(37,103)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$457,957
The average notional value of long and short futures contracts held by the Fund throughout the period was $23,645,791 and $15,373,109, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

At February 29, 2020, the Fund had the following outstanding written options contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Bank of America Merrill Lynch	AUD CALL/USD PUT	$10,000,000	March 2020	$0.68	$(1,550)
Bank of America Merrill Lynch	AUD CALL/USD PUT	$10,000,000	May 2020	$0.69	$(15,630)
Bank of America Merrill Lynch	USD CALL/CHF PUT	$10,000,000	April 2020	$0.99	$(25,320)
Barclays Bank PLC	NZD CALL/USD PUT	$15,000,000	March 2020	$0.63	$(20,220)
Barclays Bank PLC	NZD CALL/USD PUT	$22,500,000	March 2020	$0.07	$(22)
Credit Agricole	USD CALL/MXN PUT	$10,000,000	June 2020	$20.00	$(255,000)
HSBC	GBP CALL/USD PUT	$16,625,000	March 2020	$1.33	$(17)
HSBC	GBP CALL/USD PUT	$16,875,000	March 2020	$1.35	$(17)
JP Morgan	EUR CALL/USD PUT	$16,575,000	May 2020	$1.11	$(227,674)
JP Morgan	United States Treasury Bond Futures	$51,075,000	March 2020	$160.00	$(3,112,500)
Citigroup Global Markets	United States Treasury Bond Futures	$34,050,000	April 2020	$167.00	$(1,025,000)
JP Morgan	United States Treasury Note 10-Year Futures	$67,420,000	March 2020	$131.00	$(1,906,250)
Put Options:
Barclays Bank PLC	GBP PUT/USD CALL	$32,000,000	March 2020	$1.28	$(184,224)
Barclays Bank PLC	NZD PUT/USD CALL	$15,000,000	April 2020	$0.65	$(588,945)
JP Morgan	iShares iBoxx High Yield Corporate Bond ETF	$86,040,000	March 2020	$85.00	$(1,255,000)
JP Morgan	EUR PUT/USD CALL	$(22,100,000)	April 2020	$1.11	$(186,944)
JP Morgan	USD PUT/CHF CALL	$15,000,000	April 2020	$0.97	$(238,755)
JP Morgan	USD PUT/MXN CALL	$15,000,000	March 2020	$18.65	$(5,355)
JP Morgan	Russell 2000 Index	$73,821,500	March 2020	$1,525.00	$(3,825,000)
(Premiums Received $4,917,782)					$(12,873,423
The average market value of written put and call options held by the Fund throughout the period was $(2,664,031) and $(3,132,864), respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $3,002,839 and $935,283, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 29, 2020, the Fund had no outstanding swap contracts.
The average notional amount of swap contracts held by the Fund throughout the period was $6,250,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Foreign Exchange Contracts, Futures Contracts and the value of Written Options Contracts are included in “Other Assets and Liabilities—Net”.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 29, 2020, were as follows:
Affiliates	Balance of Share Held 11/30/2019	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	15,913,218	202,824	—
Federated Bank Loan Core Fund	2,322,252	—	(2,322,252)
Federated Government Obligations Fund, Premier Shares*	6,135,000	50,535,000	(42,675,000)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	11,381,428	107,518,042	(105,874,174)
Federated Mortgage Core Portfolio	12,436,070	555,760	—
Federated Project and Trade Finance Core Fund	—	1,687,070	—
High Yield Bond Portfolio	36,693,781	993,691	—
TOTAL OF AFFILIATED TRANSACTIONS	84,881,749	161,492,387	(150,871,426)

Balance of Shares Held 2/29/2020	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend/ Interest Income
16,116,042	$162,449,703	$2,219,797	$—	$2,055,260
—	$—	$(69,444)	$208,803	$39,171
13,995,000	$13,995,000	N/A	N/A	$18,367
13,025,296	$13,030,506	—	$736	$90,082
12,991,830	$130,308,055	$1,939,687	$—	$928,181
1,687,070	$15,014,927	$(67,195)	$—	$81,953
37,687,472	$232,154,830	$(3,114,367)	$—	$3,742,101
95,502,710	$566,953,021	$908,478	$209,539	$6,955,115
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio (HYCORE), a portfolio of Core Trust, is to seek high current income. Income distributions from HYCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from HYCORE are declared and paid annually, and are recorded by the Fund as capital gains. The investment objective of Emerging Markets Core Fund (EMCOR), a portfolio of Core Trust, is to achieve a total return on its assets. EMCOR's secondary objective is to achieve a high level of income. Distributions of net investment income from EMCOR are declared daily and paid monthly. Capital gain distributions, if any, from EMCOR are declared and paid annually, and are recorded by the Fund as capital gains. Federated Investors Inc. (“Federated”) receives no advisory or administrative fees from HYCORE and EMCOR. Copies of the HYCORE and EMCOR financial statements are available on the EDGAR Database on the SEC's website or upon request from the Fund.
1	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Non-income-producing security.
4	Issuer in default.
5	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of February 29, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$13,946,452	$13,995,000
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$53,867,710	$117,799	$53,985,509
Asset-Backed Securities	—	9,224,777	—	9,224,777
Commercial Mortgage-Backed Securities	—	1,465,492	—	1,465,492
Collateralized Mortgage Obligations	—	25,569,170	—	25,569,170
U.S. Treasuries	—	106,298,614	—	106,298,614
Equity Securities:
Common Stocks
Domestic	16,644,807	—	—	16,644,807
International	511,718	—	—	511,718
Preferred Stocks
Domestic	—	—	400[1]	400
Purchased Call Options	13,695	1,779	—	15,474
Purchased Put Options	8,352,500	72,123	—	8,424,623
Investment Companies[2]	551,938,094	—	—	566,953,021
TOTAL SECURITIES	$577,460,814	$196,499,665	$118,199	$789,093,605
Other Financial Instruments
Assets
Foreign Exchange Contracts	$—	$179,035	$—	$179,035
Futures Contracts	1,840,706	—	—	1,840,706
Written Option Contracts	—	—	—	—
Liabilities
Foreign Exchange Contracts	$—	$(2,033,671)	$—	$(2,033,671)
Futures Contracts	(1,382,749)	—	—	(1,382,749)
Written Option Contracts	(11,123,750)	(1,749,673)	—	(12,873,423)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(10,665,793)	$(3,604,309)	$—	$(14,270,102)
1	Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.
2	As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $15,014,927 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
CHF	—Swiss Franc
COP	—Colombian Peso
ETF	—Exchange-Traded Fund
EUR	—Euro Currency
FHLMC	—Federal Home Loan Mortgage Corporation
FREMF	—Freddie Mac Multifamily K-Deals
GBP	—British Pound
GMTN	—Global Medium Term Note
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
MTN	—Medium Term Note
MXN	—Mexican Peso
NZD	—New Zealand Dollar

REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
USD	—United States Dollar
ZAR	—South African Rand